Inventories - Schedule of Breakdown of Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Measuring inventories [Abstract]
Raw materials, ancillary materials and consumables	€ 113,241	€ 90,461
Work-in-progress and semi-finished products	49,898	49,442
Finished goods	343,764	381,112
Total inventories	€ 506,903	€ 521,015